ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
ACCRUED LIABILITIES
NOTE G – ACCRUED LIABILITIES

At December 31, 2010 and 2009, accrued liabilities consisted of the following:

	12/31/10	12/31/09
Accrued salaries and other compensation	$-	$14,645
Accrued interest and other	20,853	49,539
Severance liability	160,000	-
Total accrued liabilities	$180,853	$64,184